CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
REVENUE	$ 109	$ 52	$ 266	$ 94
COST OF REVENUE	63	31	121	73
RESEARCH AND DEVELOPMENT EXPENSES, NET	1,258	2,011	2,417	3,616
GENERAL AND ADMINISTRATIVE EXPENSES	1,450	1,537	2,759	2,827
OTHER INCOME	(12)	0	(22)	0
OPERATING LOSS	2,650	3,527	5,009	6,422
FINANCIAL EXPENSES (INCOME):
Loss (income) from change in fair value of financial liabilities at fair value	2,427	(366)	9,530	(318)
Other financial expenses, net	37	29	25	4
FINANCIAL EXPENSES (INCOME), NET	2,464	(337)	9,555	(314)
NET LOSS BEFORE TAXES	5,114	3,190	14,564	6,108
TAXES ON INCOME	40	0	78	0
NET COMPREHENSIVE LOSS FOR THE PERIOD	$ 5,154	$ 3,190	$ 14,642	$ 6,108
LOSS PER ORDINARY SHARE:
Basic	$ 0.21	$ 0.17	$ 0.63	$ 0.34
Diluted	$ 0.21	$ 0.17	$ 0.63	$ 0.34
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING:
Basic	24,716,608	18,234,191	23,377,668	18,142,016
Diluted	24,716,608	18,234,191	23,377,668	18,142,016